Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

April 29, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-1090

Re:
Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A of DWS Alternative Asset Allocation Plus Fund and DWS Lifecycle Long Range Fund (the “Funds”), each a series of DWS Market Trust (the “Trust”); (Reg. Nos. 002-21789 and 811-01236)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 83 under the Securities Act of 1933, as amended (the “Securities Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended.

Amendment No. 83 is being filed for the sole purpose of refiling exhibit (i)(2), the legal opinion and consent of counsel. The prospectus and statement of additional information filed in Post-Effective Amendment No. 82 relating to DWS Alternative Asset Allocation Plus Fund — Class A, Class C, Class S and Institutional Class and DWS Lifecycle Long Range Fund — Class S and Institutional Class, are incorporated in the Amendment by reference. Pursuant to Rule 485(b), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on April 29, 2011. No fees are required in connection with this filing.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3357.

Very truly yours,

/s/Thomas H. Connors

Thomas H. Connors
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder